Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue
Total revenue	$ 5,333,882	$ 4,710,493	$ 3,175,979
Cruise operating expenses
Total cruise operating expenses	(3,114,081)	(2,851,784)	(2,152,367)
Other operating expenses
Selling and administration	(883,889)	(789,040)	(682,810)
Depreciation, amortization and impairment	(260,844)	(253,719)	(278,056)
Total other operating expenses	(1,144,733)	(1,042,759)	(960,866)
Operating income (loss)	1,075,068	815,950	62,746
Non-operating income (expense)
Interest income	69,374	48,027	14,044
Interest expense	(380,486)	(528,061)	(438,938)
Currency gain (loss)	31,542	(20,815)	(35,035)
Private Placement derivatives (loss) gain	(364,214)	(2,007,089)	808,523
Other financial (loss) income	(261,450)	(151,469)	12,236
Income (loss) before income taxes	169,834	(1,843,457)	423,576
Income tax expense	(16,857)	(6,639)	(8,902)
Net income (loss)	152,977	(1,850,096)	414,674
Net income (loss) attributable to Viking Holdings Ltd	152,331	(1,850,572)	414,719
Net income (loss) attributable to non-controlling interests	$ 646	$ 476	$ (45)
Weighted-average ordinary and special shares outstanding
Basic	364,015	221,936	221,936
Diluted	366,709	221,936	406,203
Net income (loss) per share attributable to ordinary and special shares
Basic	$ 0.36	$ (4.42)	$ 1.11
Diluted	$ 0.36	$ (4.42)	$ (0.73)
Commissions and Transportation Costs
Cruise operating expenses
Total cruise operating expenses	$ (1,156,610)	$ (1,053,874)	$ (769,556)
Direct Costs of Cruise, Land and Onboard
Cruise operating expenses
Total cruise operating expenses	(676,760)	(586,234)	(408,652)
Vessel Operating
Cruise operating expenses
Total cruise operating expenses	(1,280,711)	(1,211,676)	(974,159)
Cruise and Land
Revenue
Total revenue	4,971,282	4,383,524	2,955,872
Onboard and Other
Revenue
Total revenue	$ 362,600	$ 326,969	$ 220,107